Cover	Mar. 04, 2021
Document Information [Line Items]
Entity File Number	001-36137
Entity Tax Identification Number	45-2637964
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	185 International Drive
Entity Address, City or Town	Portsmouth
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03801
City Area Code	800
Local Phone Number	225-1560
Document Type	8-K
Document Period End Date	Mar. 04, 2021
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001525287
Amendment Flag	false
Entity Registrant Name	SPRAGUE RESOURCES LP